Securities Lending (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Securities Lending [Abstract]
Interest expense - Securities lending and loan participations sold	$ 2,094	$ 6,359	$ 4,781	$ 65,055	$ 66,128	$ 145,435